Cash and cash equivalents	12 Months Ended
Jun. 30, 2025
Cash And Cash Equivalents
Cash and cash equivalents
13.	Cash and cash equivalents

	2025	2025	2024
	US$	S$	S$

Cash on hand	310	395	1,500
Cash at banks	2,341,920	2,978,688	1,949,553
	2,342,230	2,979,083	1,951,053